Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of Amounts Associated with Total Rent Expense for Operating Leases	The following table presents the amounts associated with total rent expense for operating leases:

Year ended December 31, (in millions)	Amount
2014	$77
2013	76
2012	72

Schedule of Future Minimum Aggregate Rental Commitments Due Under all Noncancelable Operating Leases, Net of Sublease Income
Future minimum aggregate rental commitments as of December 31, 2014 under all noncancelable operating leases, net of sublease income are due in the following years:

Year ended December 31, (in millions)	Amount
2015	$60
2016	54
2017	43
2018	37
2019	32
Thereafter	77
Total	$303

Schedule of Business Acquisitions by Acquisition, Contingent Consideration
The following table provides the roll forward of contingent consideration measured at Level 3:

(in millions)	Fair Value Measurement Using Significant Unobservable Inputs (Level 3) Contingent consideration
Beginning balance as of January 1, 2013	$26
Initial estimate of contingent consideration	—
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of December 31, 2013	26
Initial estimate of contingent consideration	3
Contingent consideration payments	—
Change in fair value of contingent consideration	—
Ending balance as of December 31, 2014	$29